Share-based compensation - Summary of Units Granted Under Deferred Share and Other Plans (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Oct. 31, 2024 shares $ / shares
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	438	550
Units granted, weighted average fair value | $ / shares	$ 176	$ 134.64
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	3,147	3,053
Units granted, weighted average fair value | $ / shares	$ 203.17	$ 167.79
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	2,202	2,848
Units granted, weighted average fair value | $ / shares	$ 178.57	$ 123.83
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	85	86
Units granted, weighted average fair value | $ / shares	$ 172.35	$ 132.99
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	886	1,108
Units granted, weighted average fair value | $ / shares	$ 177.42	$ 129.38
Deferred Share and Other Plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	6,758	7,645
Units granted, weighted average fair value | $ / shares	$ 189.63	$ 143.07